Note 20 - Selected Quarterly Financial Data (Unaudited) (Details) - Selected Quarterly Financial Data (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Quarterly Financial Data (Unaudited) [Abstract]
Total interest income	$ 7,043	$ 7,174	$ 6,947	$ 7,014	$ 6,949	$ 7,342	$ 7,223	$ 7,232
Total interest expense	1,136	1,328	1,357	1,429	1,513	1,602	1,646	1,686	5,250	6,447	8,652
Net interest income	5,907	5,846	5,590	5,585	5,436	5,740	5,577	5,546	22,928	22,299	21,075
Provision for loan losses	(570)	153	300	313	975	143	450	600	196	2,168	3,085
Net interest income after provision for loan losses	6,477	5,693	5,290	5,272	4,461	5,597	5,127	4,946	22,732	20,131	17,990
Total noninterest income	650	808	819	868	772	868	1,017	794	3,145	3,451	2,237
Total noninterest expense	4,806	4,115	3,948	4,001	3,694	4,122	4,041	3,782	16,870	15,639	15,501
Income before income taxes	2,321	2,386	2,161	2,139	1,539	2,343	2,103	1,958	9,007	7,943	4,726
Income taxes	500	521	476	482	270	494	463	435	1,979	1,662	596
Net income	$ 1,821	$ 1,865	$ 1,685	$ 1,657	$ 1,269	$ 1,849	$ 1,640	$ 1,523	$ 7,028	$ 6,281	$ 4,130	$ 4,130
Net income
Basic (in Dollars per share)	$ 0.90	$ 0.92	$ 0.82	$ 0.84	$ 0.65	$ 0.93	$ 0.85	$ 0.86	$ 3.48	$ 3.29	$ 2.45
Diluted (in Dollars per share)	$ 0.90	$ 0.92	$ 0.82	$ 0.83	$ 0.64	$ 0.93	$ 0.85	$ 0.86	$ 3.47	$ 3.28	$ 2.45
Average shares outstanding:
Basic (in Shares)	2,027,680,000	2,022,490,000	2,017,264,000	1,999,645,000	1,984,818,000	1,978,181,000	1,919,333,000	1,763,982,000	2,016,862	1,911,960	1,683,052
Diluted (in Shares)	2,032,611,000	2,029,420,000	2,023,961,000	2,010,292,000	1,991,354,000	1,983,863,000	1,921,205,000	1,764,585,000	2,024,040	1,916,932	1,683,052